Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity, Shares Authorized	98,234,236	98,234,236	98,234,236
Temporary Equity, Shares Outstanding	97,611,343	97,611,343	97,611,343
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	165,000,000	165,000,000	165,000,000
Common stock, shares issued	8,039,777	7,965,857	7,200,243
Common stock, shares outstanding	8,039,777	7,965,857	7,200,243
Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	98,234,236	98,234,236	98,234,236
Temporary Equity, Shares Issued	97,611,343	97,611,343	97,611,343
Temporary Equity, Shares Outstanding	97,611,343	97,611,343	97,611,343
Contingently Redeemable Common Stock [Member]
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	2,350,427	2,350,427
Virgin Group Acquisition Corp. II [Member]
Temporary equity redemption price per share	$ 10	$ 10
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Virgin Group Acquisition Corp. II [Member] | Common Class A
Shares subject to possible redemption	40,250,000	40,250,000
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	200,000,000	200,000,000
Temporary equity redemption price per share	$ 10	$ 10
Virgin Group Acquisition Corp. II [Member] | Common Class B
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	10,062,500	10,062,500
Common stock, shares outstanding	10,062,500	10,062,500